Supplemental Cash Flow Information	12 Months Ended
Mar. 31, 2025
Supplemental Cash Flow Information [Abstract]
Supplemental cash flow information

31.    Supplemental cash flow information

(1)    Reconciliation of liabilities arising from financing activities

The changes in liabilities to cash flows arising from financing activities are as follows:

(In millions)	Loans	Promissory note- related party	Lease liabilities	Total
As of March 31, 2022	¥200	—	¥239	¥439
Proceeds from short-term loans	1,800	—	—	1,800
Repayments of short-term loans	(2,000)	—	—	(2,000)
Repayments of long-term loans	0	—	—	—
Repayments of lease obligations	—	—	(255)	(255)
Proceeds from loans from related party	3,000	—	—	3,000
Repayments of loans from related party	(3,000)	—	—	(3,000)
Total changes from financing cash flows	(200)	—	(255)	(455)
Modification of lease term	—	—	253	253
New lease contracts	—	—	113	113
Interest expenses	1	—	2	3
Interest expenses paid	(1)	—	(2)	(3)
Total liability-related other changes	—	—	366	366
As of March 31, 2023	—	—	350	350
Proceeds from short-term loans	1,200	—	—	1,200
Repayments of short-term loans	(1,200)	—	—	(1,200)
Repayments of lease obligations	—	—	(327)	(327)
Total changes from financing cash flows	—	—	(327)	(327)
Modification of lease term	—	—	(81)	(81)
New lease contracts	—	—	1,719	1,719
Interest expenses	0	—	5	5
Interest expenses paid	(0)	—	(5)	(5)
Total liability-related other changes	—	—	1,638	1,638
(In millions)	Loans	Promissory note- related party	Lease liabilities	Total
As of March 31, 2024	—	—	1,661	1,661
Proceeds from short-term loans	1,800	—	—	1,800
Repayments of short-term loans	(1,800)	—	—	(1,800)
Repayments of lease obligations	—	—	(463)	(463)
Proceeds from loans from related party	8,508	—	—	8,508
Repayments of loans from related party	(7,759)	(128)	—	(7,887)
Total changes from financing cash flows	749	(128)	(463)	158
Modification of lease term	—	—	79	79
Increase by business combination	2	128	—	130
Interest expense	21	—	10	31
Interest paid	(21)	—	(10)	(31)
Total liability-related other changes	2	128	79	209
As of March 31, 2025	¥751	—	¥1,277	¥2,028

(2)    Major noncash transactions

The noncash investing and financial transactions mainly include right-of-use assets obtained in exchange for lease liabilities pertaining to modification of lease term and a new lease contract amounting to ¥366 million, ¥1,638 million and ¥79 million for the years March 31, 2023, March 31, 2024 and March 31, 2025, respectively, as well as the warrant and other liabilities assumed in the Business Combination amounting to ¥2,347 million for the year ended March 31, 2025.